HELD-TO-MATURITY DEBT SECURITIES	12 Months Ended
Dec. 31, 2025
HELDTOMATURITY DEBT SECURITIES
HELDTOMATURITY DEBT SECURITIES

7.HELD‑TO‑MATURITY DEBT SECURITIES

The Company invested U.S. treasury notes, which are initially recognized at cost and subsequently measured at amortized cost. Interest income is recognized over time using the effective interest method. As of December 31, 2025, the Company had U.S. treasury notes in the carrying amount of $ 280,166 and interest receivables of $634 on the consolidated balance sheet. As of December 31, 2025, amortized costs approximated the fair value of such held-to-maturity investments, and there was no allowance for expected credit losses recognized for the year ended 2025.